INCOME TAXES - Canadian operating tax losses and tax credits expiry dates (Details) - Canada - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
INCOME TAXES
Tax losses - gross	$ 287,754	$ 251,967
Tax benefit at tax rate of 26% - 27%	77,650	68,263
Set-off against deferred tax liabilities	(20,070)	(16,910)
Total tax loss assets not recognized	57,580	51,353
Tax credits	1,126	1,126
Total tax credit assets not recognized	$ 1,126	$ 1,126
Top of range [Member]
INCOME TAXES
Percentage of tax benefit	27.00%
Bottom of range [Member]
INCOME TAXES
Percentage of tax benefit	26.00%